July 7, 2022

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	RM Opportunity Trust

Ladies and Gentlemen:

On behalf of RM Opportunity Trust (the "Trust"), we hereby submit, via electronic filing, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. The Trust will concurrently Form N-8A.

If you have any questions concerning this filing, please contact Ryan S. Wheeler at 513-352-6693.

Very truly yours,

/s/ Ryan S. Wheeler

Ryan S. Wheeler